Cash and cash equivalents (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	$ 327,233	$ 265,917
Legg Mason - Western Asset Institutional Cash Reserves [Member]
Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	181,155	132,108
JP Morgan US dollar Liquidity Fund Institutional [Member]
Cash And Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	$ 146,078	$ 133,809